CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	100,000,000	100,000,000
Common stock, issued (in shares)	13,358,000	12,867,000
Common stock, outstanding (in shares)	13,358,000	12,867,000
Treasury stock, at cost (in shares)	118,000	60,000